CM Advisors Fund
CM ADVISORS FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Advisors Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CM Advisors Fund - CM Advisors Fund Shares - USD ($)	Total
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CM Advisors Fund CM Advisors Fund Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.31%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.34%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Advisors Fund's Financial Highlights, which reflect the operating expenses of the Advisors Fund and do not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advisors Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
CM Advisors Fund | CM Advisors Fund Shares | USD ($)	136	425	734	1,613

Portfolio Turnover

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisor believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

• Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

• Compares the company’s intrinsic value to the market prices of the company’s securities; and

• Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

• Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

• Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

• Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In addition to investing directly in equity and fixed income securities, the Advisors Fund may, at times, invest in shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in equity and/or fixed income securities.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. At times , the Advisors Fund may hold a significant portion of its assets in cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

• Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

• Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

• Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

• Small Capitalization Risk – Stocks of small capitalization (“small cap”) companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

• Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The Advisors Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

• Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

• Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•  Liquidity Risk – Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions.

• Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•  Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Advisors Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Advisors Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Advisors Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for one, five and ten years compare with those of a broad-based securities market index. How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Fund Calendar Year Returns

The Advisors Fund’s year-to-date return through March 31, 2015 is -5.77%.

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009)
Lowest:	-25.65% (quarter ended December 31, 2008)

Average Annual Total Returns - CM Advisors Fund	1 Year	5 Years	10 Years
CM Advisors Fund Shares	(10.83%)	5.93%	2.68%
CM Advisors Fund Shares | - Return After Taxes on Distributions	(10.88%)	5.88%	2.32%
CM Advisors Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares	(6.08%)	4.65%	2.16%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	12.70%	15.34%	7.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

CM Advisors Small Cap Value Fund
CM ADVISORS SMALL CAP VALUE FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CM Advisors Small Cap Value Fund - CM Advisors Small Cap Value Fund Shares - USD ($)	Total
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CM Advisors Small Cap Value Fund CM Advisors Small Cap Value Fund Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.96%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	2.00%
Fee Waivers and Expense Reimbursements	[2]	(0.71%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[2]	1.29%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements" will not correlate to the ratios of expenses to average net assets in the Small Cap Value Fund's Financial Highlights, which reflect the operating expenses of the Small Cap Value Fund and do not include "Acquired Fund Fees and Expenses."
[2]	The Advisor has entered into an Expense Limitation Agreement with the Small Cap Value Fund under which it has agreed until July 1, 2016 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2016 without the approval of the Board of Trustees (the "Board") of the CM Advisors Family of Funds (the "Trust").

Example

This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Small Cap Value Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Fund expenses remains in effect only until July 1, 2016 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
CM Advisors Small Cap Value Fund | CM Advisors Small Cap Value Fund Shares | USD ($)	131	559	1,012	2,270

Portfolio Turnover

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Cap Value Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP VALUE FUND

To meet its investment objective, the Small Cap Value Fund invests primarily in equity securities of small capitalization companies (“small cap”) that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Small Cap Value Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other RICs , such as ETFs , that invest primarily in small cap equity securities. Small Cap Value Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Small Cap Value Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Small Cap Value Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Small Cap Value Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2015 , the capitalization of the largest company by market cap in the Russell 2000 Value Index was $6.3 billion . The market capitalization of a company in the Small Cap Value Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Small Cap Value Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Small Cap Value Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Small Cap Value Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Small Cap Value Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Small Cap Value Fund’s portfolio, the Advisor:

• Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise;

• Compares the company’s intrinsic value to the market prices of the company’s securities; and

• Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Small Cap Value Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter. At times, the Small Cap Value Fund may hold a significant portion of its assets in cash or cash equivalent positions for extended periods of time while the Advisor waits for the securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP VALUE FUND

All investments carry risks, and an investment in the Small Cap Value Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Small Cap Value Fund. To help you understand the risks of investing in the Small Cap Value Fund, the principal risks of an investment in the Small Cap Value Fund are generally described below:

• Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Small Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Small Cap Value Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Small Cap Value Fund’s portfolio) may decline, regardless of their long-term prospects.

• Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

• Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Small Cap Value Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Small Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

• Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Small Cap Value Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Small Cap Value Fund’s portfolio will be adversely affected.

• Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Small Cap Value Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The Small Cap Value Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

•  Liquidity Risk – Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions.

• Credit Risk – The Small Cap Value Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

• Maturity Risk – Maturity risk is another factor that can affect the value of the Small Cap Value Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Small Cap Value Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

• Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Small Cap Value Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small Cap Value Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

• Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Small Cap Value Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Small Cap Value Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Small Cap Value Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Small Cap Value Fund by showing changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the average annual total returns compare with those of a broad-based securities market index. How the Small Cap Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Small Cap Value Fund Calendar Year Returns

The Small Cap Value Fund’s year-to-date return through March 31, 2015 is -8.80%.

Quarterly Returns During This Time Period

Highest:	13.49% (quarter ended March 31, 2012)
Lowest:	-11.78% (quarter ended September 30, 2014)

Average Annual Total Returns - CM Advisors Small Cap Value Fund	1 Year	Since Inception	Inception Date
CM Advisors Small Cap Value Fund Shares	(9.20%)	5.97%	Apr. 15, 2011
CM Advisors Small Cap Value Fund Shares | - Return After Taxes on Distributions	(10.42%)	5.02%	Apr. 15, 2011
CM Advisors Small Cap Value Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares	(4.19%)	4.66%	Apr. 15, 2011
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.22%	11.34%	Apr. 15, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Value Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

CM Advisors Fixed Income Fund
CM ADVISORS FIXED INCOME FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Fixed Income Fund (the “Fixed Income Fund”) is to seek to preserve capital and maximize total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fixed Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CM Advisors Fixed Income Fund - CM Advisors Fixed Income Fund Shares - USD ($)	Total
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CM Advisors Fixed Income Fund CM Advisors Fixed Income Fund Shares
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.80%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Fixed Income Fund's Financial Highlights, which reflect the operating expenses of the Fixed Income Fund and do not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fixed Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fixed Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
CM Advisors Fixed Income Fund | CM Advisors Fixed Income Fund Shares | USD ($)	82	255	444	990

Portfolio Turnover

The Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fixed Income Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fixed Income Fund’s performance. During the most recent fiscal year, the Fixed Income Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FIXED INCOME FUND

To meet its investment objective, the Fixed Income Fund invests primarily in U.S. dollar denominated fixed income securities that the Advisor believes are undervalued. The Fixed Income Fund may invest in all types of fixed income securities but will typically invest in fixed income securities such as corporate bonds, U.S. government securities and mortgage-backed securities. Under normal circumstances, at least 80% of the Fixed Income Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income investments, which include fixed income securities and shares of other RICs that invest primarily in fixed income securities. Fixed Income Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

While the Advisor considers potential income from fixed income securities (interest payments to be made on bonds and notes) when evaluating possible investments for the Fixed Income Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Fixed Income Fund, the Advisor generally:

• Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (e.g., S&P, Moody’s and Fitch) of a fixed income security, both independently and in relation to the Fund’s current portfolio;

• Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

• Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities and yields then targeted for the Fixed Income Fund); and (ii) offer opportunities for price appreciation.

The Fixed Income Fund may, without limitation, purchase fixed income securities of any credit quality, maturity, or yield. Accordingly, the Fixed Income Fund may hold fixed income securities that receive the highest ratings from Moody’s, S&P, Fitch or a similar rating agency, and fixed income securities that receive lower or the lowest ratings. There is no limitation on the number or amount of lower-rated fixed income securities, such as high-yield or junk bonds, that the Fixed Income Fund may purchase. The Fixed Income Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Fixed Income Fund’s primary focus is investing in fixed income securities, the Fixed Income Fund may invest in cash or cash equivalent positions (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes the fixed income securities markets offer limited investment opportunity or are overpriced. At times the Fixed Income Fund may hold a significant portion of its assets in cash or cash equivalent positions for extended periods of time while the Advisor waits for the fixed income securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND

All investments carry risks, and an investment in the Fixed Income Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fixed Income Fund. To help you understand the risks of investing in the Fixed Income Fund, the principal risks of an investment in the Fixed Income Fund are generally described below:

• Market Risk – Market risk refers to the risk that the value of securities in the Fixed Income Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fixed Income Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fixed Income Fund’s investment portfolio, national and international economic conditions and general fixed income market conditions.

• Income Risk – One of the Fixed Income Fund’s primary sources of income will be derived from the receipt of interest payments from fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fixed Income Fund’s current income will be adversely affected and reduced.

• Interest Rate Risk – The price of a fixed income security is dependent upon interest rates. The share price and total return of the Fixed Income Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fixed Income Fund, especially if the Fixed Income Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term maturities, zero coupon bonds, and debentures. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

•  Liquidity Risk – Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions.

• Credit Risk – Credit risk is the risk that the issuer of a fixed income security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fixed Income Fund’s income will be reduced. If the issuer fails to repay principal, the value of that security and of the Fixed Income Fund’s shares may be reduced. To the extent the Fixed Income Fund invests in lower rated fixed income securities, the Fixed Income Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate and municipal fixed income securities purchased by the Fixed Income Fund may be of any credit quality, maturity or yield. Accordingly, the Fixed Income Fund’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Advisor’s opinion). However, the Fixed Income Fund’s fixed income securities may also include lower-rated securities including, without limitation, high-yield securities (“junk bonds”) rated below Baa by Moody’s or BBB by S&P or Fitch (see “Junk Bonds or Lower-Rated Securities Risk” below). The Fixed Income Fund’s fixed income security investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Advisor’s independent assessments of the securities creditworthiness) are or may become inaccurate.

• Junk Bonds or Lower-Rated Securities Risk – Fixed income securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fixed Income Fund’s net asset value. These risks can reduce the value of the Fixed Income Fund’s shares and the income it earns.

• Maturity Risk – Maturity risk is another factor that can affect the value of the Fixed Income Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fixed Income Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

• Management Style Risk – The share price of the Fixed Income Fund changes daily based on the performance of the securities in which it invests. The ability of the Fixed Income Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fixed Income Fund’s assets and selection of securities.

The Advisor’s judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other securities in which the Fixed Income Fund invests may prove to be incorrect and there is no assurance that the Advisor’s judgment will produce the desired results. In addition, the Fixed Income Fund may allocate its assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the value of the Fixed Income Fund’s portfolio may be adversely affected.

• Mortgage Risk – Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage-related securities and lower the returns of the Fixed Income Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

• Regional and Sector Risk – Regional and sector risk is the risk that if the Fixed Income Fund invests heavily in securities within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fixed Income Fund’s investments more than if its investments were not so focused. To the extent the Fixed Income Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fixed Income Fund’s portfolio may be negatively affected.

•  Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Fixed Income Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Fixed Income Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fixed Income Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fixed Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index. How the Fixed Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Fixed Income Fund Calendar Year Returns

The Fixed Income Fund’s year-to-date return through March 31, 2015 is 0.68%.

Quarterly Returns During This Time Period

Highest:	7.18% (quarter ended September 30, 2007)
Lowest:	-2.80% (quarter ended June 30, 2007)

Average Annual Total Returns - CM Advisors Fixed Income Fund	1 Year	5 Years	Since Inception	Inception Date
CM Advisors Fixed Income Fund Shares	1.59%	3.59%	5.62%	Mar. 24, 2006
CM Advisors Fixed Income Fund Shares | - Return After Taxes on Distributions	0.92%	2.68%	4.22%	Mar. 24, 2006
CM Advisors Fixed Income Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares	0.99%	2.48%	3.89%	Mar. 24, 2006
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	5.09%	Mar. 24, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fixed Income Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.